Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Subsequent Events

19. Subsequent events

On July 4, 2025, President Trump signed into law OBBBA (see Note 3). In addition, subsequent to June 30, 2025, the Company repurchased additional common shares (see Note 12).